Derivative Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Derivative Liability
Derivative Liability

Note 8 – Derivative Liability

Fair Value Assumptions Used in Accounting for Derivative Liabilities

ASC 815 requires us to assess the fair market value of derivative liabilities at the end of each reporting period and recognize any change in the fair market value as other income or expense.

The Company determined our derivative liabilities to be a Level 3 fair value measurement and used the Binomial Lattice model to calculate the fair value as of September 30, 2025 and December 31, 2024.

For the nine months ended September 30, 2025 and the year ended December 31, 2024, the estimated fair values of the liabilities measured on a recurring basis, used the following significant assumptions:

	September 30,	December 31
	2025	2024
Expected term	0.13 - 1 year	0.29 years
Risk-free interest rate	4.02 - 4.34%	4.15%
Stock price at valuation date	$5.34 - 11.7	4.38
Expected average volatility	60.5 - 146.5%	95.41%
Expected dividend yield	-	-

The following table summarizes the changes in the derivative liabilities during the nine months ended September 30, 2025:

Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2024	$1,055,233
Addition of new derivatives recognized as debt discounts	1,027,000
Settled on issuance of common stock	(2,481,000)
Reclassification to additional paid in capital	(1,604,000)
Loss on fair value of derivative liability	2,002,767
Balance - September 30, 2025	$-

Note 9 – Derivative Liability

Fair Value Assumptions Used in Accounting for Derivative Liabilities

ASC 815 requires us to assess the fair market value of derivative liabilities at the end of each reporting period and recognize any change in the fair market value as other income or expense. The Company determined our derivative liabilities to be a Level 3 fair value measurement and used the Binomial Lattice model to calculate the fair value as of issuance and December 31, 2024.

The underlying assumptions of Binomial Lattice model are as follows:

1.	The short-term interest rates, including risk-free rate, are known and remain constant over time.
2.	The absence of any arbitrage opportunities is assumed.
3.	The stock price follows a continuous-time random walk, with the rate of variance proportional to the square of the stock price.
4.	The distribution of possible stock prices at the end of any given finite interval is assumed to be lognormal.
5.	The variance of the rate of return on the stock is constant.
6.	No commissions or transaction costs are incurred when buying or selling the stock or option.
7.	The option's early exercise value is evaluated at each node of the lattice.
8.	If applicable, the tax rate remains consistent for all transactions and market participants.

For the year ended December 31, 2024, the estimated fair values of the liabilities measured on a recurring basis are as follows:

December 31
2024
Expected term	0.29 years
Total Nodes	72
Risk-free interest rate	4.15%
Stock price at valuation date	$4.38
Adjusted stock price at valuation date	$7.30
Expected average volatility	95.41%

The following table summarizes the changes in the derivative liabilities during the year ended December 31, 2024:

Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2023	$-

Addition of new derivatives recognized as debt discounts	645,457
Addition of new derivatives recognized as loss on derivatives	409,776
Balance - December 31, 2024	$1,055,233